Leases - Components of Operating Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease cost	$ 101,578	$ 90,742	$ 82,543
Short-term lease cost	10,226	9,598	6,317
Variable lease cost	1,840	1,868	942
Sublease income	(373)	(332)	(228)
Total operating lease cost	$ 113,271	$ 101,876	$ 89,574